AMOUNT DUE TO DIRECTOR	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTOR
NOTE 12 - AMOUNT DUE TO DIRECTOR

As of March 31, 2021, amount due to related parties consist of the following:

	As of March 31, 2021	As of December 31, 2020

Related parties payable	276,500	276,500
Related party loan	140,000	140,000
Director fee payable	36,000	-
	$452,500	416,500

The related party balance of $452,500 represented an outstanding loan of $140,000 from the related company owned by Company’s director-Dai Zheng for daily business operation in Singapore, and professional expenses paid on behalf by Director of $276,500 and which consist of $224,500 advance from Dai Zheng, $42,000 advance from Li Zhuo and $10,000 from Che Kean Tat.It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

As of March 31, 2021, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.

As of December 31, 2020, amount due to related parties consist of the following:

	As of December 31, 2020	As of December 31, 2019

Related parties payable	276,500	254,515
Related party loan	140,000	1,500,000
	$416,500	1,754,515

The related party balance of $416,500 represented an outstanding loan of $140,000 from the related company owned by Company’s director-Dai Zheng for daily business operation in Singapore, and professional expenses paid on behalf by Director of $276,500 and which consist of $224,500 advance from Dai Zheng, $42,000 advance from Li Zhuo and $10,000 from Che Kean Tat. It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

The Company have settled related party loan of $650,000 and $710,000 in January 21, 2020 and March 2, 2020 respectively due to cost cutting in business operation in Singapore as a result of change in business plan. As of December 31, 2020, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.